INCOME TAXES - Income tax expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Total tax expense	$ 39,340	$ 0	$ 39,340	$ 0
New Dragonfly
Current					$ 1,489,000	$ 1,676,000
Deferred			(1,707,000)	(148,000)	122,000	210,000
Total tax expense			$ (1,700,000)	$ 1,981,000	$ 1,611,000	$ 1,886,000